CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Tables)	3 Months Ended	6 Months Ended	10 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION
Summary of reconciliation of Class A common stock reflected on the balance sheet

Gross proceeds	$138,000,000
Less:
Proceeds allocated to Public Warrants	(8,625,000)
Class A ordinary share issuance costs, net of reimbursement from underwriter	(10,787,717)
Plus:
Fair value adjustment of carrying value of Class A ordinary shares to redemption value	20,792,717
Class A ordinary shares subject to possible redemption	$139,380,000

Gross proceeds	$138,000,000
Less:
Proceeds allocated to Public Warrants	(8,625,000)
Class A ordinary share issuance costs, net of reimbursement from underwriter	(10,787,717)
Plus:
Accretion of carrying value to redemption value	20,792,717
Class A ordinary shares subject to possible redemption	139,380,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	116,566
Class A ordinary shares subject to possible redemption	$139,496,566

Gross proceeds	$138,000,000
Less:
Proceeds allocated to Public Warrants	(8,625,000)
Class A ordinary share issuance costs, net of reimbursement from underwriter	(10,787,717)
Plus:
Fair value adjustment of carrying value of Class A ordinary shares to redemption value	20,792,717
Class A ordinary shares subject to possible redemption	$139,380,000